MORTGAGE-BACKED SECURITIES AVAILABLE FOR SALE - Scheduled Maturities of Mortgage-Backed Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	$ 433	$ 554
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	414
Gross unrealized gains	19
Gross unrealized losses
Estimated fair value	433
Due from five to ten years [Member] | Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	122
Gross unrealized gains	5
Gross unrealized losses
Estimated fair value	127
Due after ten years [Member] | Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	292
Gross unrealized gains	14
Gross unrealized losses
Estimated fair value	$ 306